Schedule II - Condensed Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 901,152	$ 624,472	$ 535,809
Other assets	925,533	1,162,955
TOTAL ASSETS	21,647,284	19,826,099
LIABILITIES
Debt obligations (Note 15)	1,373,259	1,191,207
Other liabilities	942,905	994,584
TOTAL LIABILITIES	14,593,844	14,530,957
SHAREHOLDERS’ EQUITY (Note 17)
Treasury shares, at cost (Series C Preferred Shares 2020 and 2019: 388,571)	(421,559)	(421,559)
Joint Share Ownership Plan (voting ordinary shares, held in trust 2020: 565,630; 2019: 0)	(566)	0
Additional paid-in capital	1,836,074	1,836,778
Accumulated other comprehensive income	80,659	7,171
Retained earnings	4,647,312	2,887,892
Total Enstar Shareholders’ Equity	6,674,395	4,842,183
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS’ EQUITY	$ 21,647,284	$ 19,826,099
Parenthetical Disclosures [Abstract]
Common shares, par value (dollars per share)	$ 1	$ 1
Ordinary shares, shares issued (shares)	22,085,232	21,511,505
Ordinary shares, outstanding (shares)	22,085,232	21,511,505
Treasury stock, preferred shares (shares)	388,571	388,571
Treasury stock, ordinary shares (shares)	565,630	0
Voting ordinary shares
SHAREHOLDERS’ EQUITY (Note 17)
Ordinary shares	$ 18,576	$ 18,002
Parenthetical Disclosures [Abstract]
Common shares, par value (dollars per share)	$ 1.00	$ 1.00
Ordinary shares, shares issued (shares)	18,575,550	18,001,823
Ordinary shares, outstanding (shares)	18,575,550	18,001,823
Series C non-voting convertible ordinary shares
SHAREHOLDERS’ EQUITY (Note 17)
Ordinary shares	$ 2,600	$ 2,600
Parenthetical Disclosures [Abstract]
Ordinary shares, shares issued (shares)	2,599,672	2,599,672
Ordinary shares, outstanding (shares)	2,599,672	2,599,672
Series E non-voting convertible ordinary shares
SHAREHOLDERS’ EQUITY (Note 17)
Ordinary shares	$ 910	$ 910
Parenthetical Disclosures [Abstract]
Ordinary shares, shares issued (shares)	910,010	910,010
Ordinary shares, outstanding (shares)	910,010	910,010
Series C Preferred Shares
SHAREHOLDERS’ EQUITY (Note 17)
Preferred shares	$ 389	$ 389
Parenthetical Disclosures [Abstract]
Preferred shares, issued (shares)	388,571	388,571
Treasury stock, preferred shares (shares)	388,571	388,571
Series D Preferred Shares
SHAREHOLDERS’ EQUITY (Note 17)
Preferred shares	$ 400,000	$ 400,000
Parenthetical Disclosures [Abstract]
Preferred shares, issued (shares)	16,000	16,000
Preferred shares, outstanding (shares)	16,000	16,000
Series E Preferred Shares
SHAREHOLDERS’ EQUITY (Note 17)
Preferred shares	$ 110,000	$ 110,000
Parenthetical Disclosures [Abstract]
Preferred shares, issued (shares)	4,400	4,400
Preferred shares, outstanding (shares)	4,400	4,400
Enstar Group Limited
ASSETS
Cash and cash equivalents	$ 7,872	$ 4,568
Balances due from subsidiaries	18,951	134,897
Investments in subsidiaries	7,887,255	6,050,197
Other assets	8,047	6,391
TOTAL ASSETS	7,922,125	6,196,053
LIABILITIES
Debt obligations (Note 15)	903,447	1,191,207
Balances due to subsidiaries	300,987	135,532
Other liabilities	43,296	27,131
TOTAL LIABILITIES	1,247,730	1,353,870
SHAREHOLDERS’ EQUITY (Note 17)
Treasury shares, at cost (Series C Preferred Shares 2020 and 2019: 388,571)	(421,559)	(421,559)
Joint Share Ownership Plan (voting ordinary shares, held in trust 2020: 565,630; 2019: 0)	(566)	0
Additional paid-in capital	1,836,074	1,836,778
Accumulated other comprehensive income	80,659	7,171
Retained earnings	4,647,312	2,887,892
Total Enstar Shareholders’ Equity	6,674,395	4,842,183
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS’ EQUITY	7,922,125	6,196,053
Enstar Group Limited | Voting ordinary shares
SHAREHOLDERS’ EQUITY (Note 17)
Ordinary shares	18,576	18,002
Enstar Group Limited | Series C non-voting convertible ordinary shares
SHAREHOLDERS’ EQUITY (Note 17)
Ordinary shares	2,600	2,600
Enstar Group Limited | Series E non-voting convertible ordinary shares
SHAREHOLDERS’ EQUITY (Note 17)
Ordinary shares	910	910
Enstar Group Limited | Series C Preferred Shares
SHAREHOLDERS’ EQUITY (Note 17)
Preferred shares	389	389
Enstar Group Limited | Series D Preferred Shares
SHAREHOLDERS’ EQUITY (Note 17)
Preferred shares	400,000	400,000
Enstar Group Limited | Series E Preferred Shares
SHAREHOLDERS’ EQUITY (Note 17)
Preferred shares	$ 110,000	$ 110,000